Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	FTCH
Entity Registrant Name	Farfetch Ltd
Entity Central Index Key	0001740915
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Shell Company	false
Entity File Number	001-38655
Entity Address, Address Line One	The Bower
Entity Address, Address Line Two	211 Old Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9NR
Entity Address, State or Province	United Kingdom
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	296,740,928
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	42,858,080